Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Share capital	Share capital is composed of the following shares for the year ended December 31, 2024:

December 31, 2022 shares outstanding	329,608
Treasury shares	8,408
Long-Term Incentive Plan	1,288
Repurchase of common shares	(9,696)
December 31, 2023 shares outstanding	329,608
Treasury shares	12,044
Long-Term Incentive Plan	3,200
Repurchase of common shares	(15,244)
December 31, 2024 shares outstanding	329,608

Treasury shares	Treasury shares are composed of the following shares for year ended December 31, 2024:

	Shares	Amount	Average Price (US$)

Repurchase shares
December 31, 2022 treasury shares	5,332	475,353	16.00
Repurchase of common shares	9,696	399,408	8.22
Long-Term Incentive Plan	(1,288,144)	(114,444)	16.00
December 31, 2023 treasury shares	13,739	760,317	10.51
Repurchase of common shares	15,244	784,459	8.93
Long-Term Incentive Plan	(3,200)	(177,099)	10.51
December 31, 2024 treasury shares	25,784	1,367,677	9.58